As filed with the Securities and Exchange Commission on December 20, 2019
Registration No. 811-01136
Registration No. 002-19458
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Post-Effective Amendment No.	274	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No.	274	☒
(Check appropriate box or boxes)
GUGGENHEIM FUNDS TRUST
(Exact Name of Registrant as Specified in Charter)
702 KING FARM BOULEVARD, SUITE 200, ROCKVILLE, MARYLAND 20850
(Address of Principal Executive Offices/Zip Code)
Registrant’s Telephone Number, including area code:
(301) 296-5100

Copies To:
Amy J. Lee 702 King Farm Boulevard Suite 200 Rockville, MD 20850	Julien Bourgeois Dechert LLP 1900 K Street, NW Washington, DC 20006
(Name and address of Agent for Service)
Approximate date of public offering: January 3, 2020
It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b)

☒	on January 3, 2020, pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on _____________ pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on _____________ pursuant to paragraph (a)(2) of rule 485
If appropriate, check the following box:

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

EXPLANATORY NOTE

Post-Effective Amendment No. 271 (the “Amendment”) to the Registration Statement of Guggenheim Funds Trust (the “Registrant”) was filed pursuant to Rule 485(a)(1) under the Securities Act of 1933 on August 23, 2019, for the purpose of registering Institutional Class and Class R6 shares of Guggenheim SMid Cap Value Fund, a series of the Registrant. This Post-Effective Amendment No. 274 is being filed pursuant to Rule 485(b)(1)(iii) for the purpose of designating January 3, 2020, as the new date upon which the Amendment shall become effective. The effectiveness of the Amendment was previously delayed pursuant to Post-Effective Amendment No. 273, as filed November 20, 2019, and pursuant to Post-Effective Amendment No. 272, as filed October 21, 2019. This Post-Effective Amendment No. 274 incorporates by reference the information contained in Parts A, B and C of the Amendment.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 (“1933 Act”) and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 274 under Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 274 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago, and State of Illinois on the 20th day of December 2019.

GUGGENHEIM FUNDS TRUST (Registrant)
By:	/s/ BRIAN E. BINDER
Brian E. Binder, President and Chief Executive Officer

Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities indicated and on the 20th day of December 2019.

Randall C. Barnes
Trustee

Angela Brock-Kyle
Trustee

Donald A. Chubb, Jr.
Trustee

Jerry B. Farley
Trustee

Roman Friedrich III
Trustee

Thomas F. Lydon, Jr.
Trustee

Ronald A. Nyberg
Trustee

Sandra G. Sponem
Trustee

Ronald E. Toupin, Jr.
Trustee

GUGGENHEIM FUNDS TRUST
By:	/s/ AMY J. LEE
Amy J. Lee, Trustee, Vice President, Chief Legal Officer and Attorney-In-Fact for the Trustees Whose Names Appear Opposite
By:	/s/ JOHN L. SULLIVAN
John L. Sullivan, Chief Financial Officer, Chief Accounting Officer and Treasurer
By:	/s/ BRIAN E. BINDER
Brian E. Binder, President and Chief Executive Officer